Janus Aspen Series

Institutional Shares
Service Shares

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide of the Prospectus:

The Portfolios monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in a Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

2.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide of the Prospectus:

•	Other Information. Each portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to portfolio performance.

Please retain this Supplement with your records.

Janus Aspen Series

Service II Shares

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	The following replaces in its entirety the second paragraph under “Redemption Fee” found in the Shareholder’s Guide of the Prospectus:

The redemption fee does not apply to: (i) any shares purchased through reinvested distributions (dividends and capital gains); (ii) scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging; (iii) variable insurance contract or qualified plan withdrawals or loans, including required minimum distributions; (iv) redemptions due to the movement of funds at annuitization of a variable insurance contract or qualified withdrawals from a retirement plan; (v) redemptions due to transfers between the fixed annuity segment and variable annuity segment after annuitization; (vi) involuntary redemptions imposed by Janus Capital; (vii) redemptions resulting from the death or disability of a variable insurance contract owner or plan participant; and (viii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. When cooperation from an insurance company or plan sponsor is necessary to impose a redemption fee on its clients’ or participants’ accounts, different or additional exemptions may be applied by the insurance company or plan sponsor. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by an insurance company or plan sponsor. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide of the Prospectus:

The Portfolios monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in a Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide of the Prospectus:

•	Other Information. Each portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to portfolio performance.

Please retain this Supplement with your records.

Janus Aspen Series

Forty Portfolio
Janus Portfolio
Overseas Portfolio

Supplement dated July 1, 2010
to Currently Effective Prospectuses

At a joint Special Meeting of Shareholders of Forty Portfolio, Janus Portfolio, and Overseas Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) held on June 10, 2010, shareholders of each Portfolio approved a separate amended and restated investment advisory agreement between each Portfolio and Janus Capital Management LLC (“Janus Capital”) that changes each Portfolio’s investment advisory fee structure from an annual fixed rate of 0.64% of average daily net assets to an annual rate of 0.64% that adjusts up or down based upon the performance of each Portfolio’s Service Shares relative to each Portfolio’s respective benchmark index as noted below.

	Effective Date of	Effective Date of
	Performance Fee	First Adjustment		Base Fee Rate
Portfolio Name	Arrangement	to Advisory Fee	Benchmark Index	(annual rate)

Forty Portfolio	July 1, 2010	January 1, 2012	Russell 1000® Growth Index	0.64%
Janus Portfolio	July 1, 2010	July 1, 2011	Core Growth Index	0.64%
Overseas Portfolio	July 1, 2010	October 1, 2011	Morgan Stanley Capital International All Country World ex-U.S. Indexsm	0.64%

Under the performance-based fee structure, the investment advisory fee to be paid to Janus Capital by each Portfolio consists of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Portfolio’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months for Janus Portfolio, 15 months for Overseas Portfolio, or 18 months for Forty Portfolio. Accordingly, only the Portfolio’s Base Fee Rate applies for the initial period. When the performance-based fee structure has been in effect for at least 12 months (15 months for Overseas Portfolio and 18 months for Forty Portfolio), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect.

A discussion regarding the basis for the Board of Trustees’ approval of the amended and restated investment advisory agreements between the Portfolios and Janus Capital was included in the Portfolios’ proxy statement, dated March 26, 2010, and will be made available in each Portfolio’s next shareholder report.

Please retain this Supplement with your records.

Janus Aspen Series

Supplement dated July 1, 2010
to Currently Effective Statements of Additional Information

The following replaces in its entirety the third bullet point found under “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Other Information. Each portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to portfolio performance.

Please check the portfolios’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.